Note 11 - Short-Term Loan (Details Textual)			12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 CAD ($)	Jan. 31, 2022 AUD ($)
Loan Under Canadian Federal Government’s COVID-19 Economic Response Plan [Member]
Unsecured Long-Term Debt, Noncurrent						$ 60,000
Proceeds from Issuance of Unsecured Debt				$ 20,000	$ 40,000
Long-term Debt, Amount Must be Repaid for Forgiveness						$ 40,000
Repayments of Long-Term Debt		$ 40,000
Extinguishment of Debt, Amount	$ 20,000
Short-term Loan Facility [Member]
Debt Instrument, Face Amount	$ 911,082		$ 911,082				$ 1,056,059
Debt Instrument, Interest Rate, Effective Percentage	1.99%		1.99%				1.99%
Debt Instrument, Number of Installments			9